Stock-Based Compensation - Summary of Assumptions in the Binomial Option-Pricing Model Used to Determine The Fair Value of Stock Options (Detail) - Employee Stock Option [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years	6 years	5 years 10 months 24 days
Risk-free interest rate	1.50%	0.80%	1.90%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	40.00%	57.00%	48.60%